CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2021 $ / shares shares
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	10,000,000
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	750,000,000
Common stock, shares issued	37,082,864
Common stock, shares outstanding	36,754,064
Treasury Stock, Shares	328,800
Series B Preferred Stock [Member]
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	10,000,000
Preferred stock, shares issued	8,000
Preferred stock, shares outstanding	8,000